INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Under the Penn license agreements, the Company is billed actual patent expenses as they are passed through from Penn and are billed directly from the Company’s patent attorney. The following is a summary of intangible assets as of the end of the following fiscal periods:

	July 31, 2013 (Unaudited)	October 31, 2012
License	$651,992	$651,992
Patents	2,626,365	2,422,409
Total intangibles	3,278,357	3,074,401
Accumulated amortization	(778,566)	(660,646)
Intangible Assets	$2,499,791	$2,413,755

Under the Penn license agreements we are billed actual patent expenses as they are passed through from Penn and or billed directly from our patent attorney. The following is a summary of intangible assets as of the end of the following fiscal periods:

	October 31, 2012	October 31, 2011
License	$651,992	$651,992
Patents	2,422,409	2,117,505
Total intangibles	3,074,401	2,769,497
Accumulated Amortization	(660,646)	(512,645)
Intangible Assets	$2,413,755	$2,256,852

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Estimated amortization expense for the next five years is as follows:

Year ended October 31,
2013, remainder	$35,000
2014	140,000
2015	140,000
2016	140,000
2017	140,000

Estimated amortization expense for the next five years is as follows:
Year ended October 31,
2013	140,000
2014	140,000
2015	140,000
2016	140,000
2017	140,000